Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Identifiable Intangible Assets [Abstract]
Goodwill

	Electronic Systems	C3ISR	AM&M	NSS	Consolidated Total
	(in millions)
Balance at December 31, 2009	$3,842	$870	$1,158	$1,095	$6,965

Business acquisitions	530	—	—	—	530
Sale of a business	(2)	—	—	—	(2)
Foreign currency translation (1)	1	(2)	14	(1)	12
Segment reclassification	34	—	—	(34)	—

Balance at December 31, 2010	$4,405	$868	$1,172	$1,060	$7,505

Business acquisitions	22	3	2	—	27
Impairment loss	(43)	—	—	—	(43)
Foreign currency translation (1)	(12)	—	(5)	—	(17)
Segment reclassification (2)	168	(74)	—	(94)	—

Balance at December 31, 2011	$4,540	$797	$1,169	$966	$7,472

(1)

The changes in goodwill from foreign currency translation adjustments are due to fluctuations in the U.S. dollar and foreign currency exchange rates. The decrease in goodwill presented in the Electronic Systems and AM&M segments during 2011 was primarily due to the strengthening of the U.S. dollar against the Canadian dollar and the Euro. The decrease in goodwill presented in the C 3ISR and NSS reportable segments during 2010 was due to the strengthening of the U.S. dollar against the British pound. The increase in goodwill presented in the Electronic Systems and AM&M reportable segments during 2010 was primarily due to the weakening of the U.S. dollar against the Canadian dollar.

(2)

As a result of re-alignments of business units in the Company’s management and organizational structure as discussed in Note 2, goodwill was reclassified on a relative fair value basis among the Electronic Systems, C3ISR and NSS segments during the quarter ended April 1, 2011. In addition, effective January 1, 2012, the Company re-aligned a business unit’s management and organizational structure, as discussed in Note 2, and made a reclassification of goodwill between the Electronic Systems and C 3ISR segments.

Identifiable Intangible Assets

	December 31, 2011				December 31, 2010
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)			(in millions)
Customer contractual relationships	20	$422	$192	$230	$422	$156	$266
Technology	11	149	87	62	145	72	73
Other	15	27	11	16	26	8	18

Total	18	$598	$290	$308	$593	$236	$357

Amortization expense

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Amortization expense	$54	$46	$41

Estimated amortization expense

	Year Ending December 31,
	2012	2013	2014	2015	2016
	(in millions)
Estimated amortization expense	$42	$35	$36	$31	$26